FAIR VALUE MEASUREMENTS - Recurring Fair Value (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Liabilities:
Change in fair value of warrants			$ (850,000)	$ (850,000)	$ (1,250,000)
Warrants
Liabilities:
Volatility of stock price as specified in the underlying warrants (as a percent)		100.00%		100.00%
Change in fair value of warrants	$ 0
Number of warrants outstanding (in shares)	327,575	327,575
Weighted-average exercise price of warrant outstanding (in dollars per share)	$ 58.94	$ 58.94
Warrants | Recurring | March 2017
Liabilities:
Fair value of liabilities	$ 0	$ 0
Warrants | Recurring | Significant Unobservable Inputs (Level 3) | March 2017
Liabilities:
Fair value of liabilities	$ 0	$ 0